Investments (Gross Unrealized Losses on Investments, By Category and Length of Time) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Available for sale, continuous unrealized loss position, less than 12 months, fair value		$ 28,557,796	$ 5,735,135
Available for sale, continuous unrealized loss position, less than 12 months, unrealized losses	[1]	(4,403,539)	(51,758)
Available for sale, continuous unrealized loss position, 12 months or more, fair value		4,221,422	2,072,853
Available for sale, continuous unrealized loss position, 12 months or more, unrealized losses	[1]	(880,308)	(63,458)
Available for sale, continuous unrealized loss position, total, fair value		32,779,218	7,807,988
Available for sale, continuous unrealized loss position, total, unrealized losses	[1]	(5,283,847)	(115,216)
Fixed maturity securities, available for sale, allowance for credit losses		3,347	2,846	$ 64,771
U.S. Government and agencies
Debt Securities, Available-for-sale [Line Items]
Available for sale, continuous unrealized loss position, less than 12 months, fair value		160,201	760,977
Available for sale, continuous unrealized loss position, less than 12 months, unrealized losses	[1]	(4,512)	(124)
Available for sale, continuous unrealized loss position, 12 months or more, fair value		908	0
Available for sale, continuous unrealized loss position, 12 months or more, unrealized losses	[1]	(125)	0
Available for sale, continuous unrealized loss position, total, fair value		161,109	760,977
Available for sale, continuous unrealized loss position, total, unrealized losses	[1]	(4,637)	(124)
Fixed maturity securities, available for sale, allowance for credit losses		0	0
States, municipalities and territories
Debt Securities, Available-for-sale [Line Items]
Available for sale, continuous unrealized loss position, less than 12 months, fair value		2,595,122	168,942
Available for sale, continuous unrealized loss position, less than 12 months, unrealized losses	[1]	(537,313)	(2,468)
Available for sale, continuous unrealized loss position, 12 months or more, fair value		95,184	15,711
Available for sale, continuous unrealized loss position, 12 months or more, unrealized losses	[1]	(37,521)	(3,350)
Available for sale, continuous unrealized loss position, total, fair value		2,690,306	184,653
Available for sale, continuous unrealized loss position, total, unrealized losses	[1]	(574,834)	(5,818)
Fixed maturity securities, available for sale, allowance for credit losses		0	2,776	2,844
Foreign corporate securities and foreign governments
Debt Securities, Available-for-sale [Line Items]
Available for sale, continuous unrealized loss position, less than 12 months, fair value		522,826	42,861
Available for sale, continuous unrealized loss position, less than 12 months, unrealized losses	[1]	(76,957)	(843)
Available for sale, continuous unrealized loss position, 12 months or more, fair value		21,816	0
Available for sale, continuous unrealized loss position, 12 months or more, unrealized losses	[1]	(6,622)	0
Available for sale, continuous unrealized loss position, total, fair value		544,642	42,861
Available for sale, continuous unrealized loss position, total, unrealized losses	[1]	(83,579)	(843)
Fixed maturity securities, available for sale, allowance for credit losses		0	0
Corporate securities
Debt Securities, Available-for-sale [Line Items]
Available for sale, continuous unrealized loss position, less than 12 months, fair value		18,784,181	2,375,603
Available for sale, continuous unrealized loss position, less than 12 months, unrealized losses	[1]	(3,218,323)	(30,070)
Available for sale, continuous unrealized loss position, 12 months or more, fair value		1,411,177	116,819
Available for sale, continuous unrealized loss position, 12 months or more, unrealized losses	[1]	(469,047)	(8,372)
Available for sale, continuous unrealized loss position, total, fair value		20,195,358	2,492,422
Available for sale, continuous unrealized loss position, total, unrealized losses	[1]	(3,687,370)	(38,442)
Fixed maturity securities, available for sale, allowance for credit losses		3,214	0	60,193
Residential mortgage backed securities
Debt Securities, Available-for-sale [Line Items]
Available for sale, continuous unrealized loss position, less than 12 months, fair value		992,783	250,964
Available for sale, continuous unrealized loss position, less than 12 months, unrealized losses	[1]	(101,100)	(1,408)
Available for sale, continuous unrealized loss position, 12 months or more, fair value		116,388	26,917
Available for sale, continuous unrealized loss position, 12 months or more, unrealized losses	[1]	(25,268)	(755)
Available for sale, continuous unrealized loss position, total, fair value		1,109,171	277,881
Available for sale, continuous unrealized loss position, total, unrealized losses	[1]	(126,368)	(2,163)
Fixed maturity securities, available for sale, allowance for credit losses		133	70	$ 1,734
Commercial mortgage backed securities
Debt Securities, Available-for-sale [Line Items]
Available for sale, continuous unrealized loss position, less than 12 months, fair value		2,941,293	784,464
Available for sale, continuous unrealized loss position, less than 12 months, unrealized losses	[1]	(302,513)	(5,500)
Available for sale, continuous unrealized loss position, 12 months or more, fair value		651,923	142,224
Available for sale, continuous unrealized loss position, 12 months or more, unrealized losses	[1]	(109,257)	(12,219)
Available for sale, continuous unrealized loss position, total, fair value		3,593,216	926,688
Available for sale, continuous unrealized loss position, total, unrealized losses	[1]	(411,770)	(17,719)
Fixed maturity securities, available for sale, allowance for credit losses		0	0
Other asset backed securities
Debt Securities, Available-for-sale [Line Items]
Available for sale, continuous unrealized loss position, less than 12 months, fair value		2,561,390	1,351,324
Available for sale, continuous unrealized loss position, less than 12 months, unrealized losses	[1]	(162,821)	(11,345)
Available for sale, continuous unrealized loss position, 12 months or more, fair value		1,924,026	1,771,182
Available for sale, continuous unrealized loss position, 12 months or more, unrealized losses	[1]	(232,468)	(38,762)
Available for sale, continuous unrealized loss position, total, fair value		4,485,416	3,122,506
Available for sale, continuous unrealized loss position, total, unrealized losses	[1]	(395,289)	(50,107)
Fixed maturity securities, available for sale, allowance for credit losses		$ 0	$ 0

[1]	Unrealized losses have not been reduced to reflect the allowance for credit losses of $3.3 million and $2.8 million as of December 31, 2022 and 2021, respectively.